Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	4,970,680	4,975,680
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	120,000,000	120,000,000
Common stock, shares issued (in shares)	9,247,953	256,397
Common stock, shares outstanding (in shares)	9,247,952	256,397
Treasury stock, shares (in shares)	1	1
Series B Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	5,500	5,500
Temporary equity, shares issued (in shares)	0	0
Temporary equity, shares outstanding (in shares)	0	0
Series C Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	18,820	18,820
Temporary equity, shares issued (in shares)	573	11,757
Temporary equity, shares outstanding (in shares)	573	11,757
Preferred stock, par value (in dollars per share)		$ 1,000
Series D Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	5,000	5,000
Temporary equity, shares issued (in shares)	3,688	0
Temporary equity, shares outstanding (in shares)	3,688	0